UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues	$ 40,753,476	¥ 290,441,871	¥ 263,642,156
COST OF REVENUES	(28,478,544)	(202,960,891)	(183,095,184)
GROSS PROFIT	12,274,932	87,480,980	80,546,972
OPERATING EXPENSES
Selling expenses	(160,646)	(1,144,892)	(1,237,770)
General and administrative expenses	(1,097,311)	(7,820,313)	(7,638,938)
Research and development expenses	(10,638,738)	(75,820,156)	(92,239,461)
Total operating expenses	(11,896,695)	(84,785,361)	(101,116,169)
(LOSS)/INCOME FROM OPERATIONS	378,237	2,695,619	(20,569,197)
OTHER (EXPENSE)/INCOME
Gain on disposal of subsidiaries, related party	198,713	1,416,187
Investment (loss)/income	2,131,054	15,187,594	(23,025,499)
Interest income	612,989	4,368,649	1,251,127
Finance expenses, net	(65,694)	(468,189)	(225,537)
Other income/(expense), net	(7,754)	(55,262)	611,158
Total other (expense)/income, net	2,869,308	20,448,979	(21,388,751)
(LOSS)/INCOME BEFORE INCOME TAXES	3,247,545	23,144,598	(41,957,948)
PROVISION FOR INCOME TAXES
Current	(5,033)	(35,872)	(52,912)
Deferred	(130,792)	(932,125)
Total provision for income tax	(135,825)	(967,997)	(52,912)
NET (LOSS)/INCOME	3,111,720	22,176,601	(42,010,860)
Less: Net (loss)/income attributable to non-controlling interests	830,238	5,916,937	(4,937,217)
NET (LOSS)/INCOME ATTRIBUTABLE TO MICRO ALGO INC.	2,281,482	16,259,664	(37,073,643)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	294,459	2,092,162	8,517,608
COMPREHENSIVE (LOSS)/INCOME	3,406,179	24,268,763	(33,493,252)
Less: Comprehensive (loss)/income attributable to non-controlling interests	830,238	5,916,937	(4,937,217)
COMPREHENSIVE (LOSS)/INCOME ATTRIBUTABLE TO MICRO ALGO INC.	$ 2,575,941	¥ 18,351,826	¥ (28,556,035)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES1
Basic	10,486,035	10,486,035	4,385,671
Diluted	30,878,933	30,878,933	4,385,671
(LOSS)/EARNINGS PER SHARE1
Basic and diluted | (per share)	$ 0.22	¥ 1.55	¥ (8.45)
Basic and diluted | (per share)	$ 0.07	¥ 0.53	¥ (8.45)
Service [Member]
OPERATING REVENUES
Total operating revenues	$ 40,753,476	¥ 290,441,871	¥ 253,706,643
Product [Member]
OPERATING REVENUES
Total operating revenues			¥ 9,935,513